UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	69

Form 13F Information Table Value Total:	55,015,338

Form 13F Information Table
Moon Capital Management, LLC
 13F CIK Number: 0001410588
      September 30, 2008


<c>NAME OF ISSUER            <c>TITLE OF CL <c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DIS<c>OTHER MA<c>VOTING AU
FFCB                         Fixed Income  31331VXH4      658,016    650,000           Sole             -        Sole
5.720% Due 04-24-13
FHLB                         Fixed Income  3133XKZ81      863,223    850,000           Sole             -        Sole
5.850% Due 06-08-17
FHLMC                        Fixed Income  3128X6MS2      260,027    260,000           Sole             -        Sole
5.000% Due 04-01-10
FNMA                         Fixed Income  31398AEE8      446,430    446,000           Sole             -        Sole
5.500% Due 07-09-10
Federal Farm Credit Bank     Fixed Income  31331XQ21      255,876    250,000           Sole             -        Sole
6.000% Due 01-27-16
GE Capital Financial         Fixed Income  36160WBB4      225,000    225,000           Sole             -        Sole
3.250% Due 01-02-09
GE Capital Financial         Fixed Income  36160WBC2      250,990    250,000           Sole             -        Sole
3.550% Due 04-02-09
BellSouth Telecom            Fixed Income  079867AH0      395,231    395,000           Sole             -        Sole
5.875% Due 01-15-09
FICO                         Fixed Income  31771JLH1      213,770    242,000           Sole             -        Sole
0.000% Due 10-06-13
GMAC                         Fixed Income  3704A0E73      175,500    390,000           Sole             -        Sole
8.650% Due 08-15-15
JP Morgan                    Fixed Income  46625HBA7      211,836    210,000           Sole             -        Sole
4.500% Due 11-15-10
NY Telephone Co.             Fixed Income  650094CD       276,480    277,000           Sole             -        Sole
6.120% Due 01-15-10
East Point GA                Fixed Income  274501DN2      212,280    250,000           Sole             -        Sole
0.000% Due 02-01-13
Glenview IL Taxable          Fixed Income  378892PY3      250,190    250,000           Sole             -        Sole
4.700% Due 12-01-09
Memphis TN Electric          Fixed Income  586158KC0      351,814    335,000           Sole             -        Sole
5.000% Due 12-01-10
Memphis TN GOs               Fixed Income  586145HY3      202,146    200,000           Sole             -        Sole
5.500% Due 04-01-09
Metro Govt Nashville         Fixed Income  5920133D6      192,015    175,000           Sole             -        Sole
5.000% Due 04-01-20
Metro Nashville              Fixed Income  5920132G0      267,250    255,000           Sole             -        Sole
4.500% Due 11-15-12
3M Company                   Equities      88579y101      208,437      3,622           Sole             -        Sole
Amercian Fund Growth Fund    Equities      399874106      202,824      9,904           Sole             -        Sole
American Eagle Outfitters    Equities      2.55E+109      870,705     93,024           Sole             -        Sole
American Express             Equities      025816109    1,003,091     54,075           Sole             -        Sole
American Funds Bond Fund of AEquities      097873103      456,768     42,451           Sole             -        Sole
AT&T                         Equities      00206r102      562,008     19,720           Sole             -        Sole
Baron Asset Fund             Equities      068278100      444,862     12,486           Sole             -        Sole
BB and T Corp                Equities      054937107      443,067     16,135           Sole             -        Sole
Berkshire Hathaway           Equities      084670207    2,310,866        719           Sole             -        Sole
Berkshire Hathaway Cl A      Equities      084670108      483,000          5           Sole             -        Sole
Boston Scientific Corp       Equities      101137107    1,692,715    218,697           Sole             -        Sole
Cemex                        Equities      151290889      544,927     59,620           Sole             -        Sole
ChevronTexaco                Equities      166764100      202,382      2,736           Sole             -        Sole
Coca-Cola                    Equities      19126100       584,662     12,915           Sole             -        Sole
Comcast                      Equities      20030n101    2,342,862    138,795           Sole             -        Sole
ConocoPhillips               Equities      20825c104      928,929     17,933           Sole             -        Sole
Cornerstone Community Bank   Equities                     261,250      9,500           Sole             -        Sole
Dell, Inc.                   Equities      24702r101    1,274,982    124,510           Sole             -        Sole
eBay Inc                     Equities      278642103      705,259     50,520           Sole             -        Sole
Exxon Mobil Corp.            Equities      30231g102    1,043,877     13,076           Sole             -        Sole
General Electric             Equities      369604103    2,177,504    134,414           Sole             -        Sole
Intel                        Equities      458140100      967,692     66,009           Sole             -        Sole
Johnson & Johnson            Equities      478160104    3,450,799     57,677           Sole             -        Sole
JP Morgan & Co               Equities      46625h100    1,800,511     57,105           Sole             -        Sole
Legg Mason Inc.              Equities      524901105      670,446     30,600           Sole             -        Sole
Limited Brands Inc           Equities      532716107    1,307,710    130,250           Sole             -        Sole
MGIC Investment Corp         Equities      552848103      372,273    106,975           Sole             -        Sole
Microsoft                    Equities      594918104    2,279,499    117,258           Sole             -        Sole
Motorola Inc.                Equities      620076109      785,869    177,397           Sole             -        Sole
National Presto Inds         Equities      637215104      425,425      5,525           Sole             -        Sole
Olstein Financial Alert Fund Equities      681383204      329,265     37,673           Sole             -        Sole
Pepsico Inc                  Equities      713448108      269,728      4,925           Sole             -        Sole
Pfizer Inc.                  Equities      717081103    2,456,641    138,715           Sole             -        Sole
Plum Creek Timber Co. REIT   Equities      729251108    1,279,301     36,825           Sole             -        Sole
SAIC Inc                     Equities      78709y105    1,519,674     78,012           Sole             -        Sole
Schwab S&P 500 Fund          Equities      808509608      374,411     26,955           Sole             -        Sole
Southern Co.                 Equities      842587107      580,345     15,685           Sole             -        Sole
Southwestern Energy Co.      Equities      845467109      347,640     12,000           Sole             -        Sole
St. Joe Co                   Equities      790148100    1,537,608     63,224           Sole             -        Sole
Third Avenue Value Fund      Equities      884116104      776,487     23,630           Sole             -        Sole
Total Fina Elf S A ADR       Equities      89151e109      328,980      5,949           Sole             -        Sole
UnitedHealth Group           Equities      91324p102    1,768,501     66,485           Sole             -        Sole
UST                          Equities      902911106      320,258      4,616           Sole             -        Sole
Vanguard Long-Term Tax-ExemptEquities      922907308      265,191     26,335           Sole             -        Sole
Vanguard Windsor II Fund     Equities      922018205      213,908     11,193           Sole             -        Sole
VCA Antech Inc               Equities      918194101      198,800     10,000           Sole             -        Sole
Verizon Communications       Equities      92343v104    1,241,554     36,624           Sole             -        Sole
Wal-Mart Stores              Equities      931142103    2,736,684     48,817           Sole             -        Sole
Walt Disney                  Equities      254687106      891,104     39,273           Sole             -        Sole
Weitz Value Portfolio        Equities      94904p203      627,175     33,647           Sole             -        Sole
Wells Fargo                  Equities      949746101      438,810     14,885           Sole             -        Sole